Note 3 - Transactions With Related Parties (Details Textual)		6 Months Ended
	May 06, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Voyage Revenue		$ 223,118,000	$ 155,866,000
Management and Agency Fees, Related Parties		9,024,000	6,690,000
Operating Costs and Expenses		$ 33,097,000	19,500,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member]
Management Fee Per Day, Per Vessel	$ 1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter	$ 510
Management Fee Per Day, Period Following Sale (Month)	3 months
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%	1.25%
Quarterly Fee to Related Parties	$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	60,509
Agreement, Termination , Advance Notice Period (Month)	12 months
Agreement, Subsequent Term for Termination (Year)	1 year
Agreement, Termination Fee, Multiplied Amount	10
Agreement, Term for Termination (Month)	12 months
Agreement, Termination Fee, Factor of Aggregate Fees	2
Management Fees, Related Parties		$ 4,718,000	3,061,000
Amounts Paid to Third Party Managers		1,089,000	727,000
Voyage Expenses, Related Parties		1,081,000	458,000
Officers Compensation Charged, Period End		1,334,000	410,000
Fair Value of Shares Issued to Manager		$ 1,999,000	$ 323,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares		121,018	37,236
Working Capital Security		$ 900,000		$ 1,600,000
Working Capital Security, Current		150,000		750,000
Working Capital Security, Noncurrent		750,000		850,000
Costamare Shipping Company S.A. (Costamare Shipping) and Costamare Shipping Services Ltd. (Costamare Services) [Member] | Framework Agreement and the Services Agreement [Member] | Maximum [Member]
Working Capital Security Per Vessel		50,000
Costamare Shipping Company S.A. (“Costamare Shipping”) [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable		$ 1,014,000		1,226,000
Costamare Shipping Services Ltd. (“Costamare Services”) [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares		121,018	37,236
Costamare Shipping Services Ltd. (“Costamare Services”) [Member] | Framework Agreement and the Services Agreement [Member]
Accounts Payable		$ 23,000		$ 129,000
Local Agency A, Local Agency B, Local Agency C, and Local Agency D [Member] | Agency Agreements [Member]
Markup for Costs				11.00%
Management and Agency Fees, Related Parties		3,275,000	$ 3,119,000
Costamare Bulkers Services Pte. Ltd. (“Local Agency C”) [Member] | Agency Agreements [Member]
Voyage Expenses, Related Parties		710,000	1,671,000
Voyage Revenue		18,681,000	46,179,000
Accounts Receivable, after Allowance for Credit Loss		3,606,000		$ 4,444,000
Costamare Bulkers Services Pte. Ltd. (“Local Agency C”) [Member] | Agency Agreements [Member] | Chartering-in Vessels Activity [Member]
Accounts Receivable, after Allowance for Credit Loss		2,344,000		3,540,000
Costamare Bulkers Services ApS (“Local Agency B”) [Member] | Agency Agreements [Member]
Accounts Receivable, after Allowance for Credit Loss		470,000
Local Agencies A, B and D [Member] | Agency Agreements [Member]
Accounts Payable		1,296,000		1,498,000
Navilands Bulker Management Ltd., (‘‘Navilands’’) [Member] | Asset Management Arrangement [Member]
Management Fees, Related Parties		1,031,000	$ 510,000
Working Capital Security		1,125,000
Working Capital Security, Current		75,000
Working Capital Security, Noncurrent		1,050,000
Accounts Payable		4,133,000		$ 2,292,000
Navilands Bulker Management Ltd., (‘‘Navilands’’) [Member] | Asset Management Arrangement [Member] | Subscription Fees [Member]
Operating Costs and Expenses		$ 18,000
Certain of the Costamare’s subsidiaries, Costamare, CMDB and CBSI [Member] | Loan Agreements [Member]
Number of Loan Agreements		4